INCOME TAXES (Reconciliation Between Actual and Computed Amounts) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Tax benefit at the federal statutory rate			$ 984,773	$ 632,495
State tax benefit			196,110	125,957
Cumulative effect of Federal tax rate change
Expiration of state operating losses			(138,659)	(82,972)
Increase in valuation allowance			(1,042,224)	(675,480)
Income tax expense